SUPPLEMENT DATED FEBRUARY 21, 2008

TO PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Alger American Small Capitalization Portfolio	Alger American SmallCap Growth Portfolio

Please retain this supplement with your prospectus for future reference.

Keyport(US) Alger 2/08